Income/loss Per Share - Schedule of Loss per Share (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic loss per share (in dollars per share)	$ 0.00	$ (1.09)	$ (0.03)	$ (1.45)
Diluted loss per share (in dollars per share)	$ 0.00	$ (1.09)	$ (0.03)	$ (1.45)
Issued ordinary shares at the end of the period (in shares)	254,263,598	152,901,508	254,263,598	152,901,508	229,263,598
Weighted-average shares outstanding, basic (in shares)	244,777,228	152,284,619	239,806,937	149,051,857
Dilutive effect of share options and RSU (in shares)	4,142,478	0	0	0
Weighted-average shares outstanding, diluted (in shares)	248,919,706	152,284,619	239,806,937	149,051,857
Share-based payment arrangement, option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive shares included in adjustment (in shares)	9,028,584
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive shares included in adjustment (in shares)	88,584